Fair value of financial instrument - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Level 3 [member] | Discounted cash flow [member] | Liquidity discounts [member] | Private equities hedge fund investments and related equity derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value of securities with liquidity discount inputs	$ 207	$ 54